DERIVATIVE INSTRUMENTS	12 Months Ended
Dec. 31, 2011
DERIVATIVE INSTRUMENTS [Abstract]
DERIVATIVE INSTRUMENTS
NOTE 7:-	DERIVATIVE INSTRUMENTS

In 2006, the Company signed a Share Purchase Agreement (the "agreement") with certain investors and received $ 1,500 comprised of $ 750 against the issuance of 25,000,000 convertible Preferred A shares, representing a price per share of $ 0.03, and $ 750 as a convertible loan.

The Investors also received warrants to purchase 18,750,000 Preferred B shares, additional investment rights exercisable at the option of the Investors, to purchase up to an additional $ 2,250 of Preferred A shares at a price of $ 0.03 per share for a period of 18 months after the closing of the initial investment ("Additional Investment Rights") and an additional right to receive warrants for up to 56,250,000 Preferred B shares with respect to the exercise of Additional Investment Rights, each at an exercise price of $ 0.04 per share, exercisable for a period of five years from date of issuance. In 2006 and 2007, the investors exercised additional investment rights in a total amount of $ 1,700 in consideration for the issuance of 56,666,668 additional Preferred A shares and 42,500,000 warrants to purchase Preferred B shares.

The convertible loan bears interest of 8.0% per annum. The convertible loan plus any accrued interest thereon is convertible into Preferred shares at a conversion price of $ 0.03 per share, at the election of the Investors. The Conversion Price shall be subject to adjustment for any bonus share issues, share splits, combinations and similar events and pursuant to the anti-dilution provisions as set forth in the Company's Articles of Association. The convertible loan was due to mature three years from the closing date and, if not converted by such date, become due and payable 30 days thereafter. During 2009, 2010 and 2011, the due date of the convertible loan was re-extended and is currently set to August 31, 2013. The Company accounted for the extension agreement in accordance with ASC 470-50-40 as a non-substantive modification.

Pursuant to an evaluation of the terms of the Share Purchase Agreement under the provisions of ASC 815-40, "Determining Whether an Instrument (or Embedded Feature), Is Indexed to an Entity's Own Stock", the Company has classified all above derivative financial instruments issued in connection with the private placement as equity.

Instruments which do not have fixed settlement provisions are deemed to be derivative instruments. The conversion feature embedded in the loan, and  warrants issued by the Company, do not have fixed settlement provisions because their conversion and exercise prices, respectively, may be lowered if the Company issues securities at lower prices in the future. The Company was required to include the reset provisions in order to protect the holders of the loan from the potential dilution associated with future financings. In accordance with the FASB authoritative guidance, the conversion feature of the Notes was separated from the host contract (i.e., the loan) and recognized as a derivative instrument. Both the conversion feature of the loan and the warrants have been characterized as derivative liabilities to be marked to market at the end of every reporting period with the change in value reported in the statement of operations.

As of December 31, 2011 these derivatives measured to be $ 282. See also Note 2q and 8.

The derivative liabilities were valued using a lattice valuation technique (Monte Carlo Simulation) with the following assumptions:

	December 31,
	2010	2011

Conversion feature:
Risk-free interest rate	0.12%-1.02%	0.27%
Expected volatility	105%	170%
Expected life (in years)	1.66	1.66
Expected dividend yield	0	0
Warrants:
Risk-free interest rate	0.12%-1.02%	0.27%
Expected volatility	105%	170%
Expected life (in years)	1.33	0.33
Expected dividend yield	0	0

Fair Value:
Conversion feature	288	267
Warrants	394	15

(1)	Risk Free Interest Rate - based on yields of the US Government Treasury Bonds with different periods to maturity (according to different projection periods).

(2)	Expected Volatility - based on the historical volatility of Company's Ordinary shares.

(3)	Expected life- the expected life of the conversion feature of the loan was based on the term of the loan and the expected life of the warrants was determined by the expiration date of the warrants.

(4)	Expected dividend yield- was based on the fact that the Company has not paid dividends to common shareholders in the past and does not expect to pay dividends to common shareholders in the future.

(5)
Anti-dilution Adjustment- the anti-dilution protection of the holders of Preferred Shares ceased to be effective as of March 2009. Based on the Management's estimation, no anti-dilution adjustments would take place.